WARRANTS (Tables)	12 Months Ended
Dec. 31, 2019
Warrants
Schedule of warrants outstanding

Warrants
Outstanding as of December 31, 2018	386,236
Warrants granted and issued	96,128
Warrants exercised	(20,000)
Warrants exchanged	—
Balance as of December 31, 2019	462,364

Warrants Issued with Series A Preferred Stock | 2017 Warrants
Warrants
Schedule of fair value of warrants using the Black Scholes option pricing model

Contractual term (in years)	10.0
Volatility	74.48%
Risk-free interest rate	3.20%
Dividend yield	0.00%

Warrants Issued with Series B Preferred Stock | 2018 Warrants
Warrants
Schedule of fair value of warrants using the Black Scholes option pricing model

Contractual term (in years)	10.0
Volatility	73.22%
Risk-free interest rate	2.70%
Dividend yield	0.00%